Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2018
Registrant Name	dei_EntityRegistrantName	PPM Funds
Central Index Key	dei_EntityCentralIndexKey	0001722478
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2018
Prospectus Date	rr_ProspectusDate	Mar. 26, 2018